UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/18

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, June 30, 2018 (unaudited)
	Principal
	Amount*	Value

Corporate Bonds 0.1%
Insurance Brokers 0.0%†
[a] Ambac Assurance Corp., Subordinated Note, 144A, 5.10%, 6/07/20	$237	$318
[a,b] Ambac LSNI LLC, first lien, 144A, FRN, 6.811%, (3-month USD LIBOR + 5.00%), 2/12/23 (Cayman
Islands)	1,141	1,160
Real Estate Services 0.1%
American Homes 4 Rent LP, senior bond, 4.25%, 2/15/28	100,000	95,915
Total Corporate Bonds (Cost $100,901)		97,393

U.S. Government and Agency Securities 0.7%
U.S. Treasury Bond,
4.75%, 2/15/37	225,000	285,012
4.25%, 11/15/40	131,000	158,694
Total U.S. Government and Agency Securities (Cost $481,026)		443,706

Asset-Backed Securities and Commercial Mortgage-Backed Securities 25.5%
Finance 25.5%
[c] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 4.498%, (6-month USD LIBOR + 2.00%),
6/25/45	120,031	124,021
[a] American Homes 4 Rent, 2015-SFR1, A, 144A, 3.467%, 4/17/52.	151,668	150,431
[a,d,e] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41.	1,598,000	6,392
[c] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 2.971%, (1-month USD LIBOR + 0.88%), 11/25/34	41,258	41,175
[a,c] Bellemeade Re Ltd., 2018-1A, M1B, 144A, FRN, 3.691%, (1-month USD LIBOR + 1.60%), 4/25/28
(Bermuda)	170,000	170,794
[f] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.431%, 7/15/44	34,091	34,055
CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	173,755
[a] Centerline REIT Inc.,
2004-RR3, A2, 144A, 4.76%, 9/21/45.	27,903	28,006
2004-RR3, B, 144A, 5.04%, 9/21/45.	200,000	195,790
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	151,098	144,376
2015-GC31, A4, 3.762%, 6/10/48	250,000	252,733
2016-GC37, A4, 3.314%, 4/10/49	250,000	244,793
[a,f] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	38,486	37,912
[a] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	19,768	19,660
[f,g] COMM Mortgage Trust, 2014-UBS4, XA, IO, FRN, 1.358%, 8/10/47.	3,624,697	176,335
[f] Commercial Mortgage Trust, 2006-GG7, AJ, FRN, 5.951%, 7/10/38	170,000	156,742
[f] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	354,717	388,478
Conseco Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	184,055	197,959
1998-6, A8, 6.66%, 6/01/30	132,143	139,389
[a] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	375,000	372,379
CSAIL Commercial Mortgage Trust,
2015-C1, A4, 3.505%, 4/15/50	430,000	428,411
[f,g] 2015-C2, XA, IO, FRN, 0.968%, 6/15/57	5,472,181	226,982
[a,f] CSMC, 2009-15R, 3A1, 144A, FRN, 3.967%, 3/26/36	36,498	36,679
[a,f] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	132,944	130,506
[c,h] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 3.141%, (1-month USD LIBOR + 1.05%),
12/25/34	8,408	8,432
[c] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 2.841%, (1-month USD LIBOR + 0.75%),
3/25/34	84,748	85,372
[a,f] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.673%, 9/10/35	400,000	398,677

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[c] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN3, M3, FRN, 6.091%, (1-month USD LIBOR + 4.00%), 8/25/24.	$215,682	$235,586
2014-DN4, M3, FRN, 6.641%, (1-month USD LIBOR + 4.55%), 10/25/24	201,311	223,415
2014-HQ1, M2, FRN, 4.591%, (1-month USD LIBOR + 2.50%), 8/25/24.	39,260	39,464
2014-HQ3, M3, FRN, 6.841%, (1-month USD LIBOR + 4.75%), 10/25/24	229,302	254,996
2015-DN1, M3, FRN, 6.241%, (1-month USD LIBOR + 4.15%), 1/25/25.	218,771	234,975
[h] 2015-DNA3, B, FRN, 11.441%, (1-month USD LIBOR + 9.35%), 4/25/28	249,321	325,798
2015-HQ1, M2, FRN, 4.291%, (1-month USD LIBOR + 2.20%), 3/25/25.	44,034	44,232
2015-HQ1, M3, FRN, 5.891%, (1-month USD LIBOR + 3.80%), 3/25/25.	500,000	535,952
2015-HQ2, M3, FRN, 5.341%, (1-month USD LIBOR + 3.25%), 5/25/25.	250,000	282,111
[h] 2015-HQA1, B, FRN, 10.891%, (1-month USD LIBOR + 8.80%), 3/25/28	249,104	301,993
2016-DNA2, M3, FRN, 6.741%, (1-month USD LIBOR + 4.65%), 10/25/28	250,000	288,717
2016-HQA2, M2, FRN, 4.341%, (1-month USD LIBOR + 2.25%), 11/25/28.	223,667	229,017
[c] FNMA, 2007-1, NF, FRN, 2.341%, (1-month USD LIBOR + 0.25%), 2/25/37	101,656	101,645
[c] FNMA Connecticut Avenue Securities,
2014-C01, M1, FRN, 3.691%, (1-month USD LIBOR + 1.60%), 1/25/24	141,975	142,927
2014-C02, 2M2, FRN, 4.691%, (1-month USD LIBOR + 2.60%), 5/25/24	363,454	383,650
2014-C04, 1M1, FRN, 6.991%, (1-month USD LIBOR + 4.90%), 11/25/24	276,164	316,056
2015-C01, 2M2, FRN, 6.641%, (1-month USD LIBOR + 4.55%), 2/25/25	191,628	207,597
2017-C01, 1B1, FRN, 7.841%, (1-month USD LIBOR + 5.75%), 7/25/29	280,000	334,559
2018-C02, 2M1, FRN, 2.741%, (1-month USD LIBOR + 0.65%), 8/25/30	70,105	70,134
[a,f] FREMF Mortgage Trust,
2011-K11, B, 144A, FRN, 4.573%, 12/25/48	170,000	174,357
2018-K72, B, 144A, FRN, 4.117%, 12/25/50	210,000	204,747
[f] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	238,858	237,631
[a] G-Force LLC, 2005-RRA, C, 144A, 5.20%, 8/22/36	51,931	51,532
[f] Green Tree Financial Corp., 1998-4, A7, FRN, 6.87%, 4/01/30	61,505	65,584
[f] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.951%, 7/10/38	65,962	66,055
[f,g] GS Mortgage Securities Corp. II, 2015-GC30, XA, IO, FRN, 1.007%, 5/10/50	6,068,728	244,899
[f,g] GS Mortgage Securities Trust, 2017-GS5, XA, IO, FRN, 0.968%, 3/10/50	3,240,088	191,237
[c] GSAA Home Equity Trust, 2005-6, A3, FRN, 2.461%, (1-month USD LIBOR + 0.37%), 6/25/35	48,959	49,397
[c] GSAMP Trust, 2005-HE3, M2, FRN, 3.096%, (1-month USD LIBOR + 1.005%), 6/25/35	60,935	61,087
[c] Home Equity Mortgage Trust, 2004-4, M3, FRN, 3.066%, (1-month USD LIBOR + 0.975%), 12/25/34	257,020	257,048
[f] JP Morgan Chase Commercial Mortgage Securities Trust, 2005-LPD5, F, FRN, 5.895%, 12/15/44.	72,249	72,172
[a,f] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.405%, 7/25/43	219,467	216,724
JPMBB Commercial Mortgage Securities Trust,
[f] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	251,264
2015-C33, A4, 3.77%, 12/15/48.	250,000	252,405
[c] Lehman XS Trust, 2005-1, 2A2, FRN, 3.482%, (1-month USD LIBOR + 1.50%), 7/25/35	64,172	64,109
[a,f] Mach One ULC, 2004-1A, L, 144A, FRN, 5.45%, 5/28/40	14,535	14,479
[c] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 5.341%, (1-month USD LIBOR
+ 3.25%), 3/25/32	54,088	54,894
[c] Merrill Lynch Mortgage Investors Trust, 2003-A, 1A, FRN, 2.831%, (1-month USD LIBOR + 0.74%),
3/25/28	158,736	153,273
[f] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.54%, 11/12/37	25,395	25,358
[a,f] Mill City Mortgage Loan Trust,
2016-1, A, 144A, FRN, 2.50%, 4/25/57.	122,896	121,021
2018-1, A1, 144A, FRN, 3.25%, 5/25/62	165,264	164,826
[c] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 2.826%, (1-month USD LIBOR +
0.735%), 1/25/35	63,241	63,338
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	5,234	5,242
[a] OBP Depositor LLC Trust, 2010-OBP, A, 144A, 4.646%, 7/15/45	250,000	256,316

|2

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities
(continued)
Finance (continued)
[a,c] OBX Trust, 2018-1, A2, 144A, FRN, 2.741%, (1-month USD LIBOR + 0.65%), 6/25/57.	$184,433	$185,114
[a] One Market Plaza Trust, 2017-1MKT, B, 144A, 3.845%, 2/10/32	350,000	349,082
[a,c] Radnor RE Ltd., 2018-1, M1, 144A, FRN, 3.491%, (1-month USD LIBOR + 1.40%), 3/25/28.	150,000	150,166
[f] Residential Asset Securities Corp., 2004-KS8, AI6, FRN, 4.79%, 9/25/34	8,287	8,368
[a] Towd Point Mortgage Trust,
[f] 2015-1, 144A, FRN, 2.75%, 11/25/60	244,678	241,419
[f] 2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	145,144	144,465
[f] 2016-3, A1, 144A, FRN, 2.25%, 4/25/56	234,627	230,147
[f] 2016-4, A1, 144A, FRN, 2.25%, 7/25/56	242,105	236,825
[f] 2016-5, A1, 144A, FRN, 2.50%, 10/25/56	435,212	426,845
[f] 2017-1, A1, 144A, FRN, 2.75%, 10/25/56	343,559	337,689
[f] 2017-1, A2, 144A, FRN, 3.50%, 10/25/56	165,000	163,803
[f] 2017-2, A1, 144A, FRN, 2.75%, 4/25/57	89,651	88,294
[f] 2017-4, A1, 144A, FRN, 2.75%, 6/25/57	346,878	340,008
[c] 2017-5, A1, 144A, FRN, 2.691%, (1-month USD LIBOR + 0.60%), 2/25/57.	121,654	122,071
[f] 2018-1, A1, 144A, FRN, 3.00%, 1/25/58	93,915	92,770
[f] 2018-2, A1, 144A, FRN, 3.25%, 3/25/58	198,207	196,677
[a,f] Wachovia Bank Commercial Mortgage Trust, 2003-C7, F, 144A, FRN, 6.163%, 10/15/35	94	94
[c] WaMu Mortgage Pass-Through Certificates,
2005-AR19, A1A1, FRN, 2.361%, (1-month USD LIBOR + 0.27%), 12/25/45	212,491	213,032
2005-AR8, 1A1A, FRN, 2.671%, (1-month USD LIBOR + 0.58%), 7/25/45	108,202	109,167
[f,g] Wells Fargo Commercial Mortgage Trust, 2016-NXS6, XA, IO, FRN, 1.792%, 11/15/49	2,815,512	255,657
Wells Fargo Mortgage Backed Securities Trust,
[f] 2004-W, A9, FRN, 3.72%, 11/25/34	80,605	82,896
[f] 2005-AR10, 2A3, FRN, 3.911%, 6/25/35	79,510	80,347
[f] 2005-AR9, 2A2, FRN, 3.709%, 10/25/33	140,184	140,461
2007-3, 3A1, 5.50%, 4/25/22.	12,022	12,256
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $16,341,926)		16,449,706

Mortgage-Backed Securities 80.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 43.6%
FHLMC Gold 20 Year, 6.50%, 2/01/19.	2,991	2,998
FHLMC Gold 30 Year, 3.50%, 10/01/47	4,398,342	4,378,597
FHLMC Gold 30 Year, 3.50%, 12/01/47	6,207,725	6,178,213
FHLMC Gold 30 Year, 3.50%, 4/01/48.	988,647	984,061
FHLMC Gold 30 Year, 4.00%, 4/01/48.	711,390	726,012
FHLMC Gold 30 Year, 4.00%, 5/01/48.	6,556,792	6,689,800
FHLMC Gold 30 Year, 4.00%, 7/01/48.	4,326,145	4,412,914
[i] FHLMC Gold 30 Year, 4.00%, 8/01/48.	3,280,000	3,337,532
FHLMC Gold 30 Year, 4.50%, 4/01/40.	536,743	563,517
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	353,787	377,163
FHLMC Gold 30 Year, 5.50%, 9/01/33.	39,657	42,980
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	106,508	117,164
FHLMC Gold 30 Year, 6.50%, 11/01/27 - 7/01/32	61,045	68,023
FHLMC Gold 30 Year, 7.50%, 1/01/26 - 8/01/32	77,156	79,285
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	96,060	100,395
FHLMC Gold 30 Year, 8.50%, 6/01/21.	5,026	5,056
FHLMC Gold 30 Year, 9.00%, 9/01/30.	22,234	22,506

|3

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount*	Value

Mortgage-Backed Securities (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (continued)
FHLMC Gold 30 Year, 9.50%, 3/01/21 - 12/01/22	$6,604	$6,666
		28,092,882
[j] Federal National Mortgage Association (FNMA) Adjustable Rate 2.3%
FNMA, 2.875% - 3.564%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/18 - 4/01/37	619,395	631,109
FNMA, 3.575% - 4.125%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/19 - 4/01/37	624,987	640,490
FNMA, 4.125% - 4.723%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/22 - 7/01/38	208,685	211,896
		1,483,495
Federal National Mortgage Association (FNMA) Fixed Rate 29.8%
FNMA 15 Year, 3.00%, 4/01/33	3,214,443	3,198,259
FNMA 30 Year, 3.50%, 4/01/48	7,848,461	7,821,902
FNMA 30 Year, 3.50%, 7/01/56	1,133,178	1,125,641
FNMA 30 Year, 4.00%, 4/01/48	1,778,348	1,816,194
[i] FNMA 30 Year, 4.50%, 8/01/48	1,600,000	1,663,156
FNMA 30 Year, 5.00%, 4/01/34	116,057	123,512
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33	560,514	604,178
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	563,616	612,286
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	323,346	359,444
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35	556,698	613,991
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35.	245,157	269,417
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32	521,123	575,266
FNMA 30 Year, 6.50%, 8/01/32	89,129	98,320
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32.	25,390	28,812
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31.	24,106	26,920
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	154,924	164,898
FNMA 30 Year, 9.00%, 8/01/24 - 4/01/25.	1,404	1,520
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30	35,003	36,371
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	4,389	4,423
FNMA 30 Year, 10.50%, 5/01/30	566	566
FNMA PL 30 Year, 10.00%, 9/01/20	5,743	5,811
		19,150,887
Government National Mortgage Association (GNMA) Fixed Rate 4.5%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	101,483	111,977
GNMA I SF 30 Year, 7.00%, 6/15/23 - 2/15/32	35,614	36,840
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	29,458	30,724
GNMA I SF 30 Year, 8.00%, 1/15/22 - 9/15/27	33,317	35,285
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	14,589	14,625
GNMA I SF 30 Year, 8.50%, 10/15/21 - 7/15/24	32,501	32,745
GNMA I SF 30 Year, 10.00%, 12/15/18	472	473
GNMA II SF 30 Year, 3.50%, 9/20/47	572,085	574,795
GNMA II SF 30 Year, 3.50%, 11/20/47	1,320,535	1,326,790
[i] GNMA II SF 30 Year, 3.50%, 8/01/48	460,000	461,114
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	156,938	175,692
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32.	98,543	111,445
GNMA II SF 30 Year, 8.00%, 8/20/26	95	109
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25.	814	844
GNMA II SF 30 Year, 10.50%, 6/20/20	7	7
		2,913,465
Total Mortgage-Backed Securities (Cost $51,906,501)		51,640,729
Total Investments before Short Term Investments (Cost $68,830,354)		68,631,534

|4

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $1,261,756) 2.0%
Money Market Funds 2.0%
[k,l] Institutional Fiduciary Trust Money Market Portfolio, 1.51%	1,261,756	$1,261,756
Total Investments (Cost $70,092,110) 108.5%		69,893,290
Other Assets, less Liabilities (8.5)%		(5,465,876)
Net Assets 100.0%		$64,427,414

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
June 30, 2018, the aggregate value of these securities was $6,058,175, representing 9.4% of net assets.
bThe coupon rate shown represents the rate at period end.
cThe coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
dFair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
eDefaulted security or security for which income has been deemed uncollectible.
fAdjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
gInvestment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
hThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
iSecurity purchased on a to-be-announced (TBA) basis.
jAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
kSee Note 5 regarding investments in affiliated management investment companies.
lThe rate shown is the annualized seven-day effective yield at period end.

At June 30, 2018, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

					Value/
					Unrealized
		Number of	Notional	Expiration	Appreciation
Description	Type	Contracts	Amount*	Date	(Depreciation)
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond	Short	2	$319,125	9/19/18	$(1,256)
U.S. Treasury 5 Yr. Note.	Short	5	568,086	9/28/18	(989)
U.S. Treasury 30 Yr. Bond	Long	18	2,610,000	9/19/18	13,733
Ultra 10 Yr. U.S. Treasury Note	Long	19	2,436,453	9/19/18	3,957
Total Futures Contracts.					$15,445

*As of period end.

See Abbreviations on page 8.

|5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended June 30, 2018, the Fund held investments in affiliated management investment companies as follows:

	Number of			Number of				Net Change in
	Shares Held			Shares	Value			Unrealized
	at Beginning	Gross	Gross	Held at End	at End	Dividend	Realized	Appreciation
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	(Depreciation)

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio,
1.51%	841,566	15,390,504	(14,970,314)	1,261,756	$1,261,756	$8,402	$—	$—

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2018, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[a]
Corporate Bonds	$—	$97,393	$—	$97,393
U.S. Government and Agency Securities	—	443,706	—	443,706
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	16,443,314	6,392	16,449,706
Mortgage-Backed Securities	—	51,640,729	—	51,640,729
Short Term Investments	1,261,756	—	—	1,261,756
Total Investments in Securities	$1,261,756	$68,625,142	$6,392	$69,893,290

Other Financial Instruments:
Futures Contracts	$17,690	$—	$—	$17,690

Liabilities:
Other Financial Instruments:
Futures Contracts	$2,245	$—	$—	$2,245

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Currency	Counterparty
USD United States Dollar	FRN	Floating Rate Note
	IO	Interest Only
	LIBOR	London InterBank Offered Rate
	MFM	Multi-Family Mortgage
	PL	Project Loan
	REIT	Real Estate Investment Trust
	SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Matthew T. Hinkle , Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Matthew T. Hinkle

      Matthew T. Hinkle

      Chief Executive Officer - Finance and Administration

Date  August 24, 2018

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  August 24, 2018